Intangibles And Goodwill (Changes In Market Condidtions Related To Discount Rates And Terminal Value) (Details)	Feb. 29, 2020
Cable [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	0.06%
Terminal growth rates (%)	0.005%
Terminal adjusted EBITDA multiple	8
Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	0.07%
Terminal growth rates (%)	(0.04%)
Terminal adjusted EBITDA multiple	6.7
Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	0.07%
Terminal growth rates (%)	0.01%
Terminal adjusted EBITDA multiple	5.3